CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net earnings (loss) (Parent and noncontrolling interests)	$ (540)	$ 412	$ (6,149)	$ (576)
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	41	116	(156)	179
Decrease to net actuarial loss and prior service costs	19	25	105	45
Other comprehensive income (loss), net of tax (Parent and noncontrolling interests)	60	141	(51)	224
Other comprehensive income from discontinued operations	0	0	0	30
Comprehensive income (loss)	(480)	553	(6,200)	(322)
Less: Comprehensive income attributable to noncontrolling interests	47	448	38	35
Comprehensive income (loss) attributable to Parent	$ (527)	$ 105	$ (6,238)	$ (357)